Sustainability costs (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of Sustainability Costs

	Notes	2024 £m	2023 £m	2022 £m
Sustainability expenditures
Recycling/waste costs		66	27
Renewable energy attribute certificates		2	2
Severe weather events and other natural conditions		10	9
Sustainability costs - expenses to the income statement*		78	38	—

Sustainability costs expenditures		30	34	27
Sustainability costs - capital expenditures	13(a)	30	34	27
Note:
*No meaningful comparative numbers are available for the sustainability costs to the income statement for the year 2022.